Long Term Debt - Schedule of Long Term Debt (Details) (Parenthetical) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Repaid amount	$ 1,391	$ 4,433		$ 22,356
Business Loan Agreement [Member] | Bajaj Finance Limited [Member]
Repaid amount			$ 6,447